Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Operating expenses
Consulting		$ 201	$ 242
Depreciation	9	9	10
Employee related costs	2,551	1,988	3,413
Finance costs	4	242	39
Professional fees	1,105	512	435
Exploration expenditures	8,927	4,719	18,051
Other operating expenses	1,181	1,847	3,178
Impairment of equipment			112
Total operating expenses	13,777	9,518	25,480
Change in financial instrument fair value	574	2,719
Other gains		(587)
Interest and other income			(16)
Foreign exchange (gain) loss	(16)	(528)	434
Interest expense	286	275
Loss (gain) on available for sale securities	9	11	(28)
Loss before income taxes	14,630	11,408	25,870
Income tax benefit			(2,755)
Net loss	14,630	11,408	23,115
Other comprehensive (gain) loss:
Net loss	14,630	11,408	23,115
Other comprehensive loss:
Reporting currency translation	(9)	(427)	959
Total comprehensive loss	$ 14,621	$ 10,981	$ 24,074
Loss per common share, basic and diluted (in dollars per share)	$ 0.08	$ 0.07	$ 0.17
Weighted average common shares outstanding (in shares)	187,810,774	164,038,509	136,045,244